RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2023
Schedule Of Related Party Transactions With Oniva
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Salaries, benefits, and consulting fees	$296	$299	$580	$738
Share-based payments	649	667	970	824
	$945	$966	$1,550	$1,562

Schedule Of Related Party Transactions And Balances
	June 30, 2023	December 31, 2022
Oniva International Services Corp.	$102	$100
Silver Wolf Exploration Ltd.	(114)	(72)
Directors	47	-
	$35	$28

Schedule Of Due To Related Parties
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Salaries and benefits	$244	$232	$489	$452
Office and miscellaneous	124	109	257	206
	$368	$341	$746	$658